Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	May 22, 2019
Registrant Name	RBB FUND, INC.
Entity Central Index Key	0000831114
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	May 22, 2019
Document Effective Date	May 22, 2019
Prospectus Date	May 22, 2019